Note 20 - Net Income (Loss) Per Share (Details)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Option [Member]
Note 20 - Net Income (Loss) Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	11,144,998	24,505,348	11,994,698
Nonvested [Member]
Note 20 - Net Income (Loss) Per Share (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,900,445	1,900,445	1,900,445